Note 12 (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Financial Instruments Designated At Fair Value Through Profit Or Loss [Table Text Block]	The breakdown of the balance under these headings in the accompanying consolidated balance sheets is as follows:

Financial assets and liabilities designated at fair value through profit or loss (Millions of Euros)
	Notes	2021	2020	2019
ASSETS
Debt securities	7.2.2 / 8.1	1,092	1,117	1,214
LIABILITIES
Customer deposits		809	902	944
Debt certificates issued		3,396	4,531	4,656
Other financial liabilities: Unit-linked products		5,479	4,617	4,410
Total liabilities	8.1	9,683	10,050	10,010